Investment in Operating Leases	12 Months Ended
Mar. 31, 2015
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Transportation equipment	¥845,820	¥934,430
Measuring and information-related equipment	228,386	236,922
Real estate	716,883	590,388
Other	17,799	19,767

	1,808,888	1,781,507
Accumulated depreciation	(449,435)	(506,801)

Net	1,359,453	1,274,706
Accrued rental receivables	20,288	21,514

	¥1,379,741	¥1,296,220

For fiscal 2013, 2014 and 2015, gains from the disposition of operating lease assets included in operating lease revenues are ¥19,848 million, ¥23,692 million and ¥34,425 million, respectively.

For fiscal 2014, where the Company and its subsidiaries have no significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are reported as income from discontinued operations, net.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Depreciation expenses	¥145,928	¥166,234	¥177,038
Various expenses	48,501	50,334	61,119

	¥194,429	¥216,568	¥238,157

The operating lease contracts include non-cancelable lease terms that range up to 20 years at March 31, 2015. The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2016	¥184,662
2017	130,304
2018	91,730
2019	54,888
2020	28,322
Thereafter	52,491

Total	¥542,397